Short-term and long-term bank loans (Details) - USD ($)	Mar. 31, 2023	Sep. 30, 2022
Total short-term bank loans	$ 4,280,972	$ 3,711,253
Long-term bank loans, current portion	0	20,009
Total long-term bank loans	679,519	441,742
Total short-term and long-term bank loans	4,960,491	4,152,995
Long-term bank loans, non-current portion	679,519	421,733
Industrial and Commercial Bank of China
Total short-term bank loans	1,820,141	1,757,223
Bank of Beijing.
Total short-term bank loans	728,056	702,888
Xiaoshan Rural Commercial Bank.
Long-term bank loans, non-current portion	436,834	421,733
WeBank Co., Ltd.
Long-term bank loans, current portion	0	20,009
Pingan Bank Co., Ltd
Total short-term bank loans	436,835	0
Kincheng Bank Co., Ltd.
Long-term bank loans, non-current portion	242,685	0
China Zheshang Bank Co., Ltd.
Total short-term bank loans	$ 1,295,940	$ 1,251,142